Subsequent Events (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 07, 2022	Jan. 02, 2022	Feb. 17, 2022	Jun. 30, 2022	Dec. 31, 2021	Apr. 19, 2022	Feb. 23, 2022	Nov. 24, 2021	Dec. 31, 2020	Jul. 01, 2019
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock					3,200,000				3,200,000
Purchase price (in Dollars per share)
Shares of common stock					1,600,000
Warrant exercise price (in Dollars per share)				0.001
Exercise price (in Dollars per share)				$ 2.546
Description of wainwright placement agent fees				The Company agreed to pay Wainwright a placement agent fee and management fee equal to 7.5% and 1.0%, respectively, of the aggregate gross proceeds from the August Private Placement and reimburse certain out-of-pocket expenses up to an aggregate of $85,000. In addition, the Company issued warrants to Wainwright (the “August Wainwright Warrants”) to purchase up to 220,997 shares of common stock. The August Wainwright Warrants are in substantially the same form as the preferred investment options, except that the exercise price is $3.3938. Further, upon any exercise for cash of any preferred investment options, the Company agreed to issue to Wainwright additional warrants to purchase the number of Shares equal to 6.0% of the aggregate number of Shares underlying the preferred investment options that have been exercised, also with an exercise price of $3.3938.
Precentage of liquidated equal price				2.00%
Other initial offering expenses (in Dollars)							$ 17,100,000
Common stock, price (in Dollars per share)										$ 6.09
Warrants exercisable price (in Dollars per share)						$ 0.001
Common stock authorized				250,000,000	250,000,000				2,300,000
Preferred stock authorized				10,000,000	10,000,000			1,150,000	1,150,000
Annual compensation (in Dollars)					$ 1,400,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price (in Dollars per share)				$ 2.715
Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price (in Dollars per share)				$ 2.714
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock				1,350,000
Issued to boustead warrants to purchase				1,251,661
Other initial offering expenses (in Dollars)				$ 8,800,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Issued to boustead warrants to purchase				4,972,428
Shares of common stock				1,180,812
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock			2,222,222
Issued to boustead warrants to purchase							111,111
Contribution of employees compensation percentage		100.00%
Termination fee (in Dollars)	$ 300,000
Offering expenses (in Dollars)							$ 17,200,000
Warrants exercisable price (in Dollars per share)							$ 10.35
Converted shares of common stock			5,626,365
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, price (in Dollars per share)			$ 9
Common stock authorized							250,000,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock authorized							10,000,000
Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Issued to boustead warrants to purchase				2,333,280